SUNAMERICA SERIES TRUST

Incorporated herein by reference is the Supplement to the Funds’ prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 14, 2018, 2018 (SEC Accession No. 0001193125-18-162862).